Borrowings and lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Borrowings and lease liabilities
Bank borrowings	$ 773,920	$ 655,795
Lease financing arrangement	188,992	129,110
Shareholder loan		79,501
Trust receipts	59,278	73,766
Interest payable	3,372	3,836
Borrowings	1,025,562	942,008
Non-current	810,971	711,664
Current	214,591	230,344
Non-current	40,951	60,588
Current	67,299	170,700
Lease liabilities	108,250	231,288
Bank borrowings secured by mortgages	$ 937,000	$ 762,600